Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (12,426,000)		$ (6,180,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	77,000		56,000
Stock-based compensation	220,000		184,000
Fair value of warrants issued to employees for bonuses	286,000
Fair value of warrants issued to service providers	251,000		137,000
Revaluation of fair value of warrant liability			(52,000)
Non-cash interest expense	197,000		418,000
Loss on disposal of property and equipment			2,000
Changes in assets and liabilities:
Accounts receivable	(587,000)		(6,000)
Inventory	(1,438,000)		97,000
Prepaid expenses and other current assets	(879,000)		(41,000)
Other noncurrent assets	18,000		(112,000)
Accounts payable	1,016,000		(551,000)
Accrued liabilities	1,070,000		57,000
Net cash used in operating activities	(12,195,000)		(5,991,000)
Cash flows from investing activities:
Purchase of property and equipment	(109,000)		(117,000)
Net cash used in investing activities	(109,000)		(117,000)
Cash flows from financing activities:
Net cash proceeds from issuance of common stock in connection with private placement offerings	16,433,000		4,204,000
Proceeds from note payable	2,500,000		2,500,000
Repayments of notes payable	(167,000)		(1,631,000)
Proceeds from exercise of warrant	3,000
Proceeds from related party convertible bridge notes			1,500,000
Net cash provided by financing activities	18,769,000		6,573,000
Net increase in cash and cash equivalents	6,465,000		465,000
Cash and cash equivalents - beginning of period	895,000		430,000
Cash and cash equivalents - end of period	7,360,000	[1]	895,000
Supplemental disclosure:
Cash paid for interest	196,000		149,000
Cash paid for income taxes	1,000		1,000
Supplemental disclosure of cash flow information as of end of period:
Net transfer of equipment between inventory and property and equipment	20,000
Issuance of warrant in connection with note payable	$ 10,000		622,000
Conversion of certain bridge notes and related accrued interest in connection with private placement offering			1,546,000
Extinguishment of convertible notes debt and related related accrued interest pursuant to Merger Agreement			5,397,000
Extinguishment of warrants pursuant to Merger Agreement			572,000
Payable to non-accredited investors in connection with Merger Agreement			$ 16,000

[1]	The condensed consolidated balance sheet as of December 31, 2015 has been derived from the audited consolidated financial statements as of that date.